RELATED PARTY TRANSACTIONS - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 15	$ 13
Post-employment benefits	2	2
Stock-based compensation	20	18
Total compensation	$ 37	$ 33